CONTRACT ASSETS AND LIABILITIES - Movement in Contract Liabilities (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Contract with Customer, Liability [Roll Forward]
Contract liabilities at start of the period	$ 291	$ 450	$ 450
Amounts invoiced during the period	5,027	13,512	18,310
Less revenue recognized during the period	(5,055)	$ (13,622)	(18,469)
Contract liabilities at end of the period	$ 263		$ 291